Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan uses the three-level hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the fair value hierarchy consist of the following:

•Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access at the measurement date.
•Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.
•Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Valued at the NAV of shares held by the Plan at year-end which are reported on an active market (level 1).

Common stock: Valued at the closing price reported on the active market on which the individual securities are traded (level 1).

Corporate bonds: Valued at observable quoted prices and inputs (level 2).

U.S. Government securities: Valued at unadjusted closing prices reported on active markets (level 1) or observable quoted prices and inputs (level 2).

Other securities: Valued at observable quoted prices and inputs (level 2).

CCT funds: Valued at the NAV and reported by the respective funds at each valuation date (level 1).

The market value of CVS Health common stock was $79.36 and $44.89 per share at December 31, 2025 and 2024, respectively. The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$10,757,665,718	$—	$—	$10,757,665,718
Common stock	6,771,741,997	—	—	6,771,741,997
Corporate bonds	—	606,391,588	—	606,391,588
U.S. government securities	556,032,550	618,598,714	—	1,174,631,264
Other securities	—	44,098,638	—	44,098,638
CCT funds	12,195,548,300	—	—	12,195,548,300
Total investments at fair value	$30,280,988,565	$1,269,088,940	$—	31,550,077,505

Synthetic GICs				2,721,206,752
Total investments at contract value				2,721,206,752

Total investments				$34,271,284,257

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$9,446,229,019	$—	$—	$9,446,229,019
Common stock	5,669,570,669	—	—	5,669,570,669
Corporate bonds	—	483,462,432	—	483,462,432
U.S. government securities	419,842,643	482,856,215	—	902,698,858
Other securities	—	27,900,512	—	27,900,512
CCT funds	10,445,008,641	—	—	10,445,008,641
Total investments at fair value	$25,980,650,972	$994,219,159	$—	26,974,870,131

Synthetic GICs				2,636,956,605
Total investments at contract value				2,636,956,605

Total investments				$29,611,826,736